CONVENIENCE TRANSLATION	12 Months Ended
Dec. 31, 2025
CONVENIENCE TRANSLATION
CONVENIENCE TRANSLATION

3. CONVENIENCE TRANSLATION

The Group, with the exception of its subsidiaries, NBTC US Inc., NBTC KZ LLP, maintains its accounting records and prepares its financial statements in RMB. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the readers at the rate of US$1.00 = RMB 6.9931, representing the noon buying rate in New York for cable transfers of RMB, as certified for customs purposes by the Federal Reserve Bank of New York, on December 31, 2025. Such translations should not be construed as representations that the RMB amounts represent, or have been or could be converted into, United States dollars at that or any other rate.